Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended
	Feb. 22, 2019	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Capital Group Central Cash Fund - Class M
Account Value [Line Items]
Line Graph and Table Measure Name			Capital Group Central Cash Fund — Class M
Accumulated Value	$ 10,000	$ 10,163		$ 10,248	$ 10,254	$ 10,358	$ 10,873	$ 11,469	$ 11,981
USTREAS T-Bill Auction Ave 3 Mon [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			USTREAS T-Bill Auction Ave 3 Mon
Accumulated Value	$ 10,000	$ 10,167		$ 10,232	$ 10,237	$ 10,380	$ 10,923	$ 11,518	$ 12,025